Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	800,000,000	700,000,000
Number of shares outstanding (in shares)	77,175,283	70,939,647
Griffin Capital Essential Asset REIT, Inc. [Member]
Noncontrolling interest, units eligible towards redemption (in shares)	531,000	531,000
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	700,000,000	700,000,000
Number of shares outstanding (in shares)	170,906,111	176,032,871